Segment information (Tables)	6 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of disaggregated information of revenues

	For the Six Months Ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Revenue - projects	$8,148,629	$1,756,987
Revenue - products	471,144	978,015
Revenue - services	129,172	123,542
Total revenues	$8,748,945	$2,858,544

	For the Six Months Ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Cost of revenue – projects	$7,743,337	$1,140,400
Cost of revenue – products	400,783	767,953
Cost of revenue – services	116,022	123,697
Total cost of revenues	$8,260,142	$2,032,050

	For the Six Months Ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Gross profit - projects	$405,292	$616,587
Gross profit - products	70,361	210,062
Gross profit - services	13,150	(155)
Total gross profit	$488,803	$826,494